Facility Operating Leases (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Facility Operating Leases [Abstract]
Initial lease terms, minimum (in years)	10
Initial lease terms, maximum (in years)	20
Renewal options, minimum (in years)	5
Renewal options, maximum (in years)	30
Number of communities operated under long-term leases	329	350
Number of operating leases	275
Number of capital and financing leases	54
Remaining base lease terms, minimum (in years)	1
Remaining base lease terms, maximum (in years)	14
Number of leases requiring a lease security deposit that will be released upon achieiving certain lease coverage ratios.	1
Amount of capital improvements per unit per year, minimum (in dollars per unit)	$ 450
Amount used by lessor to reduce security deposit per unit per year, maximum (in dollars per unit)	600
Amount used by Lessor to reduce security deposit	2,700,000
Refunds from lease security deposit	100,000	2,600,000	2,700,000
Schedule of facility operating lease expense [Abstract]
Cash basis payment	281,729,000	270,623,000	264,727,000
Straight-line expense	6,668,000	8,608,000	10,521,000
Amortization of deferred gain	(4,372,000)	(4,373,000)	(4,343,000)
Facility lease expense	$ 284,025,000	$ 274,858,000	$ 270,905,000